Intangible Assets - Summary of Changes in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	€ 32,158
Ending balance	30,985	€ 32,158
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	82,773	74,260
Additions	8,696	8,097
Disposal	(427)	0
Reclassifications	0	0
Exchange differences	(271)	417
Ending balance	90,771	82,773
Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	50,616	42,332
Amortization	9,640	8,116
Disposal	(402)	0
Exchange differences	(67)	168
Ending balance	59,786	50,616
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,634
Ending balance	2,090	4,634
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	16,081	16,081
Additions	0	0
Disposal	0	0
Reclassifications	0	0
Exchange differences	(24)	0
Ending balance	16,057	16,081
Development Costs | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	11,447	8,752
Amortization	2,537	2,694
Disposal	0	0
Exchange differences	(17)	1
Ending balance	13,967	11,447
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,087
Additions	3,571
Ending balance	10,610	10,087
Industrial Patents and Intellectual Property Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,255	16,923
Additions	3,571	4,792
Disposal	(402)	0
Reclassifications	2,072	3,435
Exchange differences	55	105
Ending balance	30,550	25,255
Industrial Patents and Intellectual Property Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,168	11,838
Amortization	5,125	3,271
Disposal	(402)	0
Exchange differences	49	59
Ending balance	19,940	15,168
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	9,908
Ending balance	8,620	9,908
Concessions, Licenses, Trademarks and Similar Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,885	25,877
Additions	102	43
Disposal	0	0
Reclassifications	0	0
Exchange differences	(96)	(35)
Ending balance	25,890	25,885
Concessions, Licenses, Trademarks and Similar Rights | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,977	14,502
Amortization	1,314	1,483
Disposal	0	0
Exchange differences	(20)	(8)
Ending balance	17,270	15,977
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,147
Ending balance	6,056	3,147
Intangible Fixed Assets in Process and Advances | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,147	4,073
Additions	5,023	2,667
Disposal	(25)	0
Reclassifications	(2,072)	(3,593)
Exchange differences	(17)	0
Ending balance	6,056	3,147
Intangible Fixed Assets in Process and Advances | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Amortization	0	0
Disposal	0	0
Exchange differences	0	0
Ending balance	0	0
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,382
Ending balance	3,609	4,382
Other Intangible Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,406	11,306
Additions	0	595
Disposal	0	0
Reclassifications	0	158
Exchange differences	(188)	347
Ending balance	12,218	12,406
Other Intangible Assets | Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,024	7,240
Amortization	664	668
Disposal	0	0
Exchange differences	(79)	116
Ending balance	€ 8,609	€ 8,024